Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
Dec. 31, 2017 CAD shares
Statement [Line Items]
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 1 | shares	4,458,050
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 2 | CAD	CAD 3.93
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 3 | shares	6,322,050
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 4 | CAD	CAD 3.80
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 5 | shares	1,572,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 6 | CAD	CAD 4.32
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 7 | shares	2,150,000
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 8 | CAD	CAD 4.30
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 9 | shares	(60,000)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 10 | CAD	CAD 3.03
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 11 | shares	(3,495,000)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 12 | CAD	CAD 3.89
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 13 | shares	(177,250)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 14 | CAD	CAD 5.49
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 15 | shares	(519,000)
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 16 | CAD	CAD 4.14
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 17 | shares	5,792,800
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 18 | CAD	CAD 4.00
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 19 | shares	4,458,050
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 20 | CAD	CAD 3.93
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 21 | shares	4,509,600
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 22 | CAD	CAD 3.91
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 23 | shares	2,921,550
Share Capital Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 24 | CAD	CAD 3.95